United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: 11/30/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2012
Share Class	Ticker
A	FDBAX
B	FDBBX
C	FDBCX
F	ISHIX
Institutional	FDBIX

Federated Bond Fund
Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2011 through November 30, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The Fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2012, was 12.24% for Class A Shares, 11.27% for Class B Shares, 11.27% for Class C Shares, 12.11% for Class F Shares and 12.44% for Institutional Shares. The total return of the Lipper BBB Debt Category (LCDBBB)1 average was 11.77% during the same period.2 The Fund's and the LCDBBB's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses.
During the 12-month reporting period, the most significant factors affecting the Fund's absolute performance were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); and (2) the effect of changing interest rates (referred to as “duration”).3
For purposes of the following, the discussion will focus on the performance of the Fund's Institutional Shares. The 12.44% total return for the Institutional Shares for the 12-month reporting period consisted of 5.70% of dividends and reinvestments and 6.74% of appreciation in the net asset value of the shares.
MARKET OVERVIEW
The 12-month reporting period continued to demonstrate the alternating “risk-on” and “risk-off” scenarios that have characterized the investment environment since the Great Recession ended in 2009. Generally speaking, economic activity in the largest developed economies (i.e., United States, Europe and Japan) was far below historical trend growth rates. In fact, both Europe (collectively) and Japan moved back into recession, while the United States struggled to maintain a growth rate in and around 2%. In most emerging economies, real economic growth continued, but at slower than anticipated rates. In sum, world economic growth was disappointing relative to expectations.
Given the economic backdrop, most worldwide monetary authorities continued to provide and/or increase stimulus to assist activity. During the 12-month reporting period, the Federal Reserve, for its part, instituted a number of measures, most notably what has become known as another round of quantitative easing (QE3), a direct mortgage securities purchase program. This QE3 program, similar to those previously executed, was designed to suppress long maturity interest rates in the hopes of reviving economic growth.
From a corporate perspective, earnings largely continued to exceed analyst expectations, during the 12-month reporting period, but clearly exhibited a growth deceleration. More troublesome was the near lack of any revenue growth on a year-over-year basis. Despite these relative earnings concerns, investor demand for higher-yielding bonds continued at record levels, given the declining trend in overall U.S. Treasury bond yields.
Annual Shareholder Report

SECTOR
During the 12-month reporting period, the Fund was essentially comprised of both investment-grade4 (those corporate bonds rated from “AAA” to “BBB”) and high-yield bonds (those corporate bonds rated “BB” and lower). For the fiscal year, the Fund generally averaged over 25% of its assets in high-yield bonds, which generally outperformed the investment-grade sector, particularly during the “risk-on” months. Overall, the high yield allocation increased Fund performance.
DURATION5
During the 12-month reporting period, duration was a negative contributor to Fund performance, primarily in the spring and summer months when overall interest rates fell significantly. The Fund maintained a fairly constant exposure to interest rates but did use the Treasury futures derivatives market to reduce rate movements associated with the change in U.S. government yields. When U.S. government yields fell more than corporate bond yields, this created a performance drag.
1	Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges. The average is unmanaged, and it is not possible to invest directly in an average.
2	The Fund's broad-based securities market index is the Barclays U.S. Credit Index (BUSC). The BUSC is an unmanaged index considered representative of publicly issued, SEC registered U.S. corporate and specified foreign debentures and secured notes. The BUSC's return for the 12-month reporting period was 11.59%. The LCDBBB, the Fund's Lipper Average, is being used for comparison purposes because although it is not the Fund's broad-based securities market index, the Fund's Adviser believes it more closely reflects the market sectors in which the Fund invests.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	Investment-grade securities are securities that are rated at least “BBB- (minus)” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB- (minus)” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
5	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Bond Fund (the “Fund”) from November 30, 2002 to November 30, 2012, compared to the Barclays U.S. Credit Index (BUSC)2 and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).2
Average Annual Total Returns for the Period Ended 11/30/2012
(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)
Share Class	1 Year	5 Years	10 Years
Class A Shares	7.15%	6.92%	6.94%
Class B Shares	5.77%	6.75%	6.74%
Class C Shares	10.27%	7.06%	6.57%
Class F Shares	10.02%	7.66%	7.28%
Institutional Shares[3]	12.44%	8.10%	7.51%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
Annual Shareholder Report

Growth of a $10,000 Investment–Class A Shares
■	Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Growth of a $10,000 Investment–Class B Shares
■	Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

Annual Shareholder Report

Growth of a $10,000 Investment–Class C Shares
■	Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

Growth of a $10,000 Investment–Class F Shares
■	Total returns shown include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and maximum contingent deferred sales charge of 1.00% as applicable.
Annual Shareholder Report

Growth of a $10,000 Investment–iNSTITUTIONAL Shares3
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date; for Class F Shares the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900) and a contingent deferred sales charge of 1.00% would be applied on any redemption less than three years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BUSC and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	Barclays Capital changed the name of the BUSC from “Barclays Capital U.S. Credit Index” to “Barclays U.S. Credit Index.” The BUSC and LCDBBB are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
3	The Fund's Institutional Shares commenced operations on January 28, 2008. The Fund offers four other classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Class A Shares. In relation to the Institutional Shares, the performance of Class A Shares has not been adjusted to reflect the expenses of Institutional Shares since Institutional Shares have a lower expense ratio than the expense ratio of the Class A Shares. The performance of Class A Shares has been adjusted to remove any voluntary waiver of Fund expenses related to the Class A Shares that may have occurred during the period prior to the commencement of operations of Institutional Shares. Additionally, for Institutional Shares, the performance information shown has been adjusted to reflect the absence of sales charges applicable to Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	87.8%
U.S.Governments/Agencies	7.2%
Municipal Securities	0.5%
Foreign Governments/Agencies	0.4%
Mortgage-Backed Securities[3,4]	0.0%
Collateralized Mortgage Obligations[4]	0.0%
Asset-Backed Security[4]	0.0%
Other Security Types[5]	0.4%
Cash Equivalents[6]	4.1%
Other Assets and Liabilities—Net[7]	(0.5)%
TOTAL	100%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Types consist of common stocks, warrants and preferred stocks.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2012
Principal Amount or Shares			Value
		Corporate Bonds—61.5%
		Basic Industry - Chemicals—1.1%
$2,390,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$2,569,188
1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,668,156
1,920,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	2,050,619
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,685,752
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,497,722
200,000		Nova Chemicals Corp., Sr. Unsecd. Note, 7.875%, 9/15/2025	201,375
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,863,708
2,385,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,798,585
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,806,703
		TOTAL	19,141,808
		Basic Industry - Metals & Mining—2.8%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,774,777
70,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	73,991
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,384,566
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,636,403
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	854,842
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	983,701
820,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	817,103
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,368,852
2,100,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	2,115,488
1,460,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,482,577
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	3,974,956
750,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	670,534
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,121,838
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	4,035,526
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,414,030
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,949,252
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,578,978
1,820,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	1,886,543
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Basic Industry - Metals & Mining—continued
$515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	$647,914
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,279,857
1,310,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	1,344,567
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,478,702
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,789,315
		TOTAL	47,664,312
		Basic Industry - Paper—1.0%
1,240,000		International Paper Co., Bond, 7.30%, 11/15/2039	1,708,466
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,550,404
2,270,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	2,261,996
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,564,050
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 6/1/2013	0
3,000,000		Westvaco Corp., 7.65%, 3/15/2027	3,426,576
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	6,080,204
		TOTAL	16,591,696
		Capital Goods - Aerospace & Defense—0.3%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	4,010,430
650,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	706,875
400,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	425,383
		TOTAL	5,142,688
		Capital Goods - Building Materials—0.4%
1,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	1,743,380
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,307,418
		TOTAL	7,050,798
		Capital Goods - Construction Machinery—0.2%
3,030,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	3,315,290
		Capital Goods - Diversified Manufacturing—1.7%
1,570,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	1,624,361
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,114,456
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,264,422
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	3,133,902
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,240,918
768,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	776,834
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,302,815
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,245,919
3,970,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	4,529,425
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Capital Goods - Diversified Manufacturing—continued
$1,210,000		Roper Industries, Inc., 6.625%, 8/15/2013	$1,259,172
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	797,073
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,197,336
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2/15/2067	2,842,871
2,290,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,422,154
		TOTAL	28,751,658
		Capital Goods - Environmental—0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	620,611
		Capital Goods - Packaging—0.2%
1,700,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	1,768,425
960,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	1,045,413
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,045,353
		TOTAL	3,859,191
		Communications - Media & Cable—1.1%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,225,264
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,797,496
1,000,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	1,013,604
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,484,572
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,567,293
1,470,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	1,480,816
1,810,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	2,015,690
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,278,476
360,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	488,525
		TOTAL	18,351,736
		Communications - Media Noncable—1.7%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,233,135
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	9,091,665
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,103,750
3,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	2,963,493
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	466,360
1,820,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	2,046,290
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,477,564
1,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	2,024,784
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,247,755
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Communications - Media Noncable—continued
$3,440,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	$3,463,873
		TOTAL	29,118,669
		Communications - Telecom Wireless—1.6%
5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,694,569
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	411,339
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,133,522
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,043,817
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	7,354,714
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,311,807
4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,148,856
		TOTAL	26,098,624
		Communications - Telecom Wirelines—1.9%
1,870,000		AT&T Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,017,698
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,114,110
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	4,951,395
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,992,787
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,796,850
4,940,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	5,277,145
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,271,124
2,700,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	2,747,250
3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,052,877
		TOTAL	32,221,236
		Consumer Cyclical - Automotive—2.3%
790,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	800,836
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	5,481,065
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,165,978
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	2,089,596
4,800,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	4,895,141
880,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	914,940
2,100,000	[3,4,5]	General Motors Corp., Note, Series MTN, 9.45%, 11/1/2049	0
1,340,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	1,446,628
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,528,344
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,988,182
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Automotive—continued
$430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	$465,193
300,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	345,731
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	5,563,059
4,590,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	4,677,664
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,711,206
3,993,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	4,130,779
		TOTAL	39,204,342
		Consumer Cyclical - Entertainment—1.1%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,347,688
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,465,399
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,531,783
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,605,600
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	2,132,840
3,810,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	4,792,911
200,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	286,093
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	732,672
1,900,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	2,123,626
		TOTAL	18,018,612
		Consumer Cyclical - Lodging—0.5%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,146,500
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,069,846
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,051,711
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	824,141
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	13,667
		TOTAL	8,105,865
		Consumer Cyclical - Retailers—0.6%
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,093,468
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 7.00%, 7/15/2013	2,257,134
1,523,690	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,663,196
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	668,250
2,070,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	2,829,297
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,287,915
		TOTAL	9,799,260
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Cyclical - Services—0.7%
$7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	$9,359,537
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,190,934
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,314,133
		TOTAL	11,864,604
		Consumer Non-Cyclical - Food/Beverage—1.2%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	3,447,136
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	648,115
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,765,502
2,190,000		Kellogg Co., 1.75%, 5/17/2017	2,248,473
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,530,844
3,930,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	4,289,049
1,070,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	1,277,687
1,120,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	1,338,029
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,474,774
1,680,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	1,818,096
		TOTAL	20,837,705
		Consumer Non-Cyclical - Health Care—0.3%
875,000		Boston Scientific Corp., 4.50%, 1/15/2015	933,129
1,425,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,679,794
1,050,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	1,119,739
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	577,572
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	662,437
		TOTAL	4,972,671
		Consumer Non-Cyclical - Pharmaceuticals—0.4%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,954,588
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	834,830
2,950,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	3,400,067
		TOTAL	7,189,485
		Consumer Non-Cyclical - Products—0.5%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	958,107
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,798,894
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,387,705
2,950,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	2,984,601
		TOTAL	8,129,307
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Consumer Non-Cyclical - Supermarkets—0.1%
$960,000		Kroger Co., Bond, 6.90%, 4/15/2038	$1,278,087
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	345,044
		TOTAL	1,623,131
		Consumer Non-Cyclical - Tobacco—0.1%
250,000		Altria Group, Inc., 9.25%, 8/6/2019	348,554
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,151,287
		TOTAL	1,499,841
		Energy - Independent—1.8%
1,690,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,808,220
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	496,902
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	7,292,968
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	554,400
1,000,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,262,500
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,480,000
7,180,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	8,436,500
600,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	642,599
1,260,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	1,428,800
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	659,315
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,225,624
		TOTAL	30,287,828
		Energy - Integrated—2.0%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,954,592
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,278,078
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,843,447
720,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	751,607
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,262,358
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,946,050
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,550,298
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	535,349
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,292,825
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	287,161
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	3,471,624
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Energy - Integrated—continued
$1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	$1,991,071
1,880,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	1,921,785
3,260,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	3,616,015
		TOTAL	32,702,260
		Energy - Oil Field Services—0.8%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	771,369
1,400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,866,590
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,693,025
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	256,416
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,125,678
400,000		Overseas Shipholding Group, Inc., Sr. Unsecd. Note, 8.75%, 12/1/2013	158,000
1,000,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	1,033,106
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	113,581
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	2,981,351
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	689,326
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	615,932
440,569	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	285,710
		TOTAL	12,590,084
		Energy - Refining—0.5%
920,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	1,145,305
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	2,157,958
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	5,314,261
		TOTAL	8,617,524
		Financial Institution - Banking—10.6%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	4,030,169
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	2,136,442
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,716,296
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,643,615
1,995,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	2,386,369
5,000,000	[1,2]	Barclays Bank PLC, Series 144A, 9/29/2049	4,850,000
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,930,513
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	4,216,575
5,350,000		Capital One Capital V, 10.25%, 8/15/2039	5,403,500
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,168,436
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,482,792
Annual Shareholder Report

Principal Amount or Shares		Value
	Corporate Bonds—continued
	Financial Institution - Banking—continued
$4,000,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	$4,724,860
1,470,000	Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,632,214
2,510,000	Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,827,026
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,735,457
1,440,000	Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,515,727
6,460,000	Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	8,665,864
1,450,000	City National Corp., Note, 5.25%, 9/15/2020	1,596,395
3,000,000	Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	3,198,189
2,750,000	Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	2,920,882
1,430,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	1,533,611
2,900,000	Goldman Sachs Group, Inc., 6.125%, 2/15/2033	3,360,569
3,150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	3,340,150
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,076,142
4,200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	5,113,080
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,165,827
3,100,000	HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	3,246,149
1,770,000	HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,947,534
600,000	HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	713,645
2,900,000	HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,987,441
780,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	951,838
2,050,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,321,912
870,000	JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,234,904
10,900,000	JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,635,118
3,975,000	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	4,105,233
1,450,000	Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,500,814
6,550,000	Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	6,827,301
1,000,000	Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,046,464
1,900,000	Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	2,060,738
3,280,000	Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	3,848,437
1,500,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,700,164
2,450,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,671,044
5,240,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	6,107,943
7,030,000	Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	7,553,341
1,000,000	PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,095,170
565,000	PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	656,484
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Banking—continued
$500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.039%, 3/29/2049	$427,500
3,500,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	3,558,894
4,908,256	[1,2,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3,688,603
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	4,123,649
1,000,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,071,049
1,130,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	1,221,720
4,500,000		Wachovia Bank N.A., Series BKNT, 4.80%, 11/1/2014	4,829,467
3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,727,443
1,100,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,185,678
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,447,813
332,869	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	337,659
		TOTAL	178,201,849
		Financial Institution - Brokerage—2.5%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	7,333,572
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,617,938
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,824,908
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,719,120
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	814,027
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,580,525
1,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	1,112,500
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	5,169,225
1,325,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	1,457,333
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	974,100
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,806,455
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,448,020
3,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	3,948,560
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,581,489
		TOTAL	41,387,772
		Financial Institution - Finance Noncaptive—3.8%
1,000,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,052,919
3,430,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,505,810
5,030,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	5,349,712
783,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,038,538
2,517,000	[1,2]	Discover Financial Services, Series 144A, 3.85%, 11/21/2022	2,539,608
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Finance Noncaptive—continued
$3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	$3,392,540
7,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	7,415,499
1,910,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	2,023,034
1,500,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	1,703,745
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,241,932
6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	8,832,642
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,955,000
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,655,007
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 4.52%, 12/21/2065	1,063,350
1,800,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,851,750
665,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	698,445
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,704,240
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,347,392
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,963,518
		TOTAL	63,334,681
		Financial Institution - Insurance - Health—0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	891,116
		Financial Institution - Insurance - Life—3.5%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	3,426,060
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,709,819
6,220,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	6,575,243
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	3,068,157
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,139,768
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,256,138
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,206,953
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,438,471
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	826,745
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	5,942,038
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,267,617
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,536,250
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - Insurance - Life—continued
$600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	$612,709
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	989,328
2,950,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	3,000,138
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,606,172
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,289,471
1,040,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,038,517
1,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	1,213,836
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,939,416
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	2,756,017
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,223,191
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,582,375
		TOTAL	58,644,429
		Financial Institution - Insurance - P&C—1.3%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,277,953
540,000		CNA Financial Corp., 6.50%, 8/15/2016	625,205
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,180,420
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,083,809
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	882,528
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,879,762
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	923,994
1,360,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	1,478,072
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	4,202,488
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	4,945,011
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	301,299
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,275,297
		TOTAL	22,055,838
		Financial Institution - REITs—1.4%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,994,193
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,562,413
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,181,684
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Financial Institution - REITs—continued
$1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	$1,728,920
425,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	466,305
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	538,532
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,360,604
421,000		iStar Financial, Inc., Sr. Unsecd. Note, Series B, 5.70%, 3/1/2014	433,630
2,160,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	2,185,784
740,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	899,662
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	625,284
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,760,699
830,000		Simon Property Group LP, 6.75%, 5/15/2014	889,374
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,395,504
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	1,021,749
		TOTAL	23,044,337
		Municipal Services—0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,881,830
2,960,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	3,134,818
		TOTAL	5,016,648
		Sovereign—0.4%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,468,220
1,100,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,197,185
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,263,915
		TOTAL	5,929,320
		Technology—2.9%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,653,914
1,630,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	1,651,351
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,634,770
750,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	744,830
2,070,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,268,258
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,466,154
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,878,754
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,284,858
2,800,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	2,668,173
1,600,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,592,085
5,300,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	5,471,561
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,388,841
2,540,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	2,607,371
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Technology—continued
$1,060,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	$1,251,324
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,818,664
1,825,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,852,693
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	1,076,899
1,380,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,419,548
2,030,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	2,194,948
840,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	860,621
1,055,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	1,107,043
		TOTAL	47,892,660
		Transportation - Airlines—0.3%
46,220		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	46,220
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,358,369
2,869,999		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,203,815
		TOTAL	5,608,404
		Transportation - Railroads—0.8%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,901,582
1,674,899		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	1,964,505
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	4,179,480
900,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,082,011
1,410,000		Union Pacific Corp., 4.875%, 1/15/2015	1,530,683
		TOTAL	12,658,261
		Transportation - Services—1.0%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,767,866
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,998,046
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,531,067
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,216,272
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,279,411
		TOTAL	16,792,662
		Utility - Electric—3.2%
3,050,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	3,068,190
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	890,087
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	365,967
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Electric—continued
$462,499		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	$497,279
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,774,691
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,448,372
2,000,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	2,600,536
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	135,940
2,100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,156,522
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,117,793
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	299,888
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	998,127
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	359,873
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,664,333
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	3,060,686
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,175,949
1,988,392	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	2,142,220
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,431,254
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,693,534
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,189,318
1,780,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	1,897,888
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	2,054,292
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,361,552
1,350,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,475,411
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	253,938
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,666,933
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,205,603
124,161		Waterford 3 Funding Corp., 8.09%, 1/2/2017	127,356
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,175,338
		TOTAL	54,288,870
		Utility - Natural Gas Distributor—0.5%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	264,048
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	977,253
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,709,562
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	434,000
Annual Shareholder Report

Principal Amount or Shares			Value
		Corporate Bonds—continued
		Utility - Natural Gas Distributor—continued
$1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	$1,684,908
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,005,038
		TOTAL	9,074,809
		Utility - Natural Gas Pipelines—2.0%
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,579,025
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,794,323
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,573,841
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,065,977
3,850,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,239,551
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	3,149,505
2,900,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	3,096,107
1,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	1,040,639
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,778,302
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,469,715
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	1,048,175
2,150,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	2,178,864
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,609,886
		TOTAL	33,623,910
		TOTAL CORPORATE BONDS (IDENTIFIED COST $924,370,869)	1,031,816,402
		Mortgage-Backed Securities—0.0%
3,922		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	4,332
4,591		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	5,075
664		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	732
3,361		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	3,803
3,255		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	3,513
5,580		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	6,528
3,113		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	3,535
414		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	419
3,317		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,788
23,588		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	27,045
Annual Shareholder Report

Principal Amount or Shares			Value
		Mortgage-Backed Securities—continued
$18,659		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	$21,490
4,051		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	4,731
1,761		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,036
7,971		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	9,248
4,023		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	4,343
4,773		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	5,434
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $93,607)	106,052
		MUNICIPAL BONDS—0.5%
		Municipal Services—0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042	4,918,665
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,614,289
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,827,040)	7,532,954
		Governments/Agencies—0.5%
		Sovereign—0.5%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,128,075
2,475,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	2,957,625
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,639,440
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,725,140
		COMMON STOCKS—0.0%
		Automotive—0.0%
8,473	[3]	General Motors Co.	219,281
2,127	[3]	Motors Liquidation Co.	41,477
		TOTAL	260,758
		Utility - Electric—0.0%
113		NRG Energy, Inc.	2,384
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,202,339)	263,142
		WARRANTS—0.0%
		Automotive—0.0%
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	128,794
Annual Shareholder Report

Principal Amount or Shares			Value
		WARRANTS—continued
		Automotive—continued
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	$81,421
		TOTAL WARRANTS (IDENTIFIED COST $1,361,230)	210,215
		Preferred Stocks—0.3%
		Financial Institution - Brokerage—0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D	1,300
		Financial Institution - REITs—0.3%
80,000		ProLogis Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	5,115,600
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	5,116,900
		Asset-Backed Security—0.0%
		Home Equity Loan—0.0%
$31,453	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $31,438)	26,224
		Collateralized Mortgage Obligations—0.0%
		Federal Home Loan Mortage Corporation—0.0%
300,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	342,087
		Non-Agency Mortgage—0.0%
9,483	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.998%, 1/28/2027	8,293
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $359,507)	350,380
		U.S. Treasury—7.2%
		U.S. Treasury Bonds—2.1%
15,000,000		United States Treasury Bond, 2.750%, 8/15/2042	14,838,047
20,000,000		United States Treasury Bond, 3.000%, 5/15/2042	20,862,188
		TOTAL	35,700,235
		U.S. Treasury Notes—5.1%
5,000,000	[7]	United States Treasury Note, 0.750%, 10/31/2017	5,033,886
20,000,000	[7]	United States Treasury Note, 1.250%, 10/31/2019	20,303,906
60,000,000		United States Treasury Note, 1.625%, 8/15/2022	60,257,346
		TOTAL	85,595,138
		TOTAL U.S. TREASURY (IDENTIFIED COST $120,251,172)	121,295,373
		MUTUAL FUNDS—29.1%[8]
31,775,429	[9]	Federated Prime Value Obligations Fund, Institutional Shares, 0.15%	31,775,429
Annual Shareholder Report

Principal Amount or Shares		Value
	MUTUAL FUNDS—continued[8]
68,543,487	High Yield Bond Portfolio	$456,499,624
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $552,092,987)	488,275,053
	Repurchase Agreement—1.5%
$25,866,000	Interest in $3,810,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,073,025 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $3,886,274,486 (purchased with proceeds from securities lending collateral). (AT COST)	25,866,000
	TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $1,644,316,955)[10]	1,688,583,835
	OTHER ASSETS AND LIABILITIES - NET— (0.6)%[11]	(11,279,136)
	TOTAL NET ASSETS—100%	$1,677,304,699
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $219,838,279, which represented 13.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2012, these liquid restricted securities amounted to $211,899,923, which represented 12.6% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
8	Affiliated holdings.
9	7-Day net yield.
10	The cost of investments for federal tax purposes amounts to $1,648,401,565.
11	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs[2]	Total
Debt Securities:
Corporate Bonds	$—	$1,028,127,799	$3,688,603[2]	$1,031,816,402
Mortgage-Backed Securities	—	106,052	—	106,052
Municipal Bonds	—	7,532,954	—	7,532,954
Governments/Agencies	—	7,725,140	—	7,725,140
Asset-Backed Security	—	—	26,224[3]	26,224
Collateralized Mortgage Obligations	—	342,087	8,293[3]	350,380
U.S. Treasury	—	121,295,373	—	121,295,373
Equity Securities:
Common Stocks
Domestic	263,142	—	—	263,142
Preferred Stocks
Domestic	5,115,600	—	1,300[4]	5,116,900
Warrants	210,215	—	—	210,215
Mutual Funds	488,275,053	—	—	488,275,053
Repurchase Agreement	—	25,866,000	—	25,866,000
TOTAL SECURITIES	$493,864,010	$1,190,995,405	$3,724,420	$1,688,583,835
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $5,116,269 of corporate bonds transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
3	Includes $33,677 of an asset-backed security and $27,647 of a collateralized mortgage obligation transferred from Level 2 to Level 3 because the Adviser determined, based on an analysis of the valuation inputs, that these securities more appropriately meet the definition of Level 3. These transfers represent the value of the securities at the beginning of the period.
Annual Shareholder Report

4	Includes $2,470 of a preferred stock transferred from Level 1 to Level 3 securities ceased trading during the period and fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. This transfer represents the value of the security at the beginning of the period.
The following acronyms are used throughout this portfolio:
GO	—General Obligation
GTD	—Guaranteed
LP	—Limited Partnership
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.05	$9.23	$8.80	$7.08	$8.87
Income From Investment Operations:
Net investment income	0.49	0.52	0.55	0.52	0.50
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.60	(0.17)	0.42	1.74	(1.79)
TOTAL FROM INVESTMENT OPERATIONS	1.09	0.35	0.97	2.26	(1.29)
Less Distributions:
Distributions from net investment income	(0.48)	(0.53)	(0.54)	(0.54)	(0.50)
Regulatory Settlement Proceeds	—	—	0.00[1,2]	—	—
Net Asset Value, End of Period	$9.66	$9.05	$9.23	$8.80	$7.08
Total Return[3]	12.24%	3.81%	11.38%[2]	33.05%	(15.25)%
Ratios to Average Net Assets:
Net expenses[4]	0.98%	0.98%	0.99%	0.99%	0.99%
Net investment income	5.03%	5.79%	5.90%	6.40%	5.79%
Expense waiver/reimbursement[5]	0.23%	0.23%	0.21%	0.23%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$933,804	$709,195	$665,358	$628,675	$457,276
Portfolio turnover	6%	13%	24%	28%	21%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.10	$9.28	$8.83	$7.11	$8.90
Income From Investment Operations:
Net investment income	0.40	0.46	0.48	0.46	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.61	(0.19)	0.44	1.73	(1.80)
TOTAL FROM INVESTMENT OPERATIONS	1.01	0.27	0.92	2.19	(1.36)
Less Distributions:
Distributions from net investment income	(0.40)	(0.45)	(0.47)	(0.47)	(0.43)
Regulatory Settlement Proceeds	—	—	0.00[1,2]	—	—
Net Asset Value, End of Period	$9.71	$9.10	$9.28	$8.83	$7.11
Total Return[3]	11.27%	2.95%	10.68%[2]	31.84%	(15.89)%
Ratios to Average Net Assets:
Net expenses[4]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	4.22%	5.02%	5.09%	5.63%	4.96%
Expense waiver/reimbursement[5]	0.20%	0.20%	0.20%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,016	$84,448	$122,759	$155,907	$153,465
Portfolio turnover	6%	13%	24%	28%	21%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.10	$9.28	$8.84	$7.11	$8.90
Income From Investment Operations:
Net investment income	0.40	0.45	0.47	0.45	0.43
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.61	(0.18)	0.44	1.75	(1.79)
TOTAL FROM INVESTMENT OPERATIONS	1.01	0.27	0.91	2.20	(1.36)
Less Distributions:
Distributions from net investment income	(0.40)	(0.45)	(0.47)	(0.47)	(0.43)
Regulatory Settlement Proceeds	—	—	0.00[1,2]	—	—
Net Asset Value, End of Period	$9.71	$9.10	$9.28	$8.84	$7.11
Total Return[3]	11.27%	2.96%	10.56%[2]	32.01%	(15.88)%
Ratios to Average Net Assets:
Net expenses[4]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	4.22%	4.99%	5.10%	5.58%	5.00%
Expense waiver/reimbursement[5]	0.20%	0.20%	0.20%	0.22%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$185,529	$148,392	$153,345	$146,220	$84,701
Portfolio turnover	6%	13%	24%	28%	21%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.11	$9.29	$8.85	$7.12	$8.91
Income From Investment Operations:
Net investment income	0.47	0.52	0.54	0.51	0.50
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.61	(0.18)	0.44	1.75	(1.80)
TOTAL FROM INVESTMENT OPERATIONS	1.08	0.34	0.98	2.26	(1.30)
Less Distributions:
Distributions from net investment income	(0.47)	(0.52)	(0.54)	(0.53)	(0.49)
Regulatory Settlement Proceeds	—	—	0.00[1,2]	—	—
Net Asset Value, End of Period	$9.72	$9.11	$9.29	$8.85	$7.12
Total Return[3]	12.11%	3.75%	11.40%[2]	32.96%	(15.21)%
Ratios to Average Net Assets:
Net expenses[4]	1.02%	1.02%	1.02%	1.02%	1.02%
Net investment income	4.99%	5.75%	5.87%	6.37%	5.75%
Expense waiver/reimbursement[5]	0.21%	0.22%	0.22%	0.24%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$226,542	$192,734	$190,504	$178,466	$126,458
Portfolio turnover	6%	13%	24%	28%	21%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,				Period Ended 11/30/2008[1]
	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$9.05	$9.23	$8.80	$7.08	$8.86
Income From Investment Operations:
Net investment income	0.49	0.55	0.57	0.54	0.42
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.61	(0.19)	0.42	1.73	(1.77)
TOTAL FROM INVESTMENT OPERATIONS	1.10	0.36	0.99	2.27	(1.35)
Less Distributions:
Distributions from net investment income	(0.49)	(0.54)	(0.56)	(0.55)	(0.43)
Regulatory Settlement Proceeds	—	—	0.00[2,3]	—	—
Net Asset Value, End of Period	$9.66	$9.05	$9.23	$8.80	$7.08
Total Return[4]	12.44%	4.01%	11.59%[3]	33.29%	(15.84)%
Ratios to Average Net Assets:
Net expenses[5]	0.79%	0.79%	0.79%	0.79%	0.79%[6]
Net investment income	5.20%	5.92%	6.11%	6.22%	6.35%[6]
Expense waiver/reimbursement[7]	0.20%	0.20%	0.20%	0.20%	0.22%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$242,413	$145,292	$55,617	$7,948	$274
Portfolio turnover	6%	13%	24%	28%	21%[8]
1	Reflects operations for the period from January 28, 2008 (date of initial investment) to November 30, 2008.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2008.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2012
Assets:
Total investment in securities, at value including $25,337,793 of securities loaned and $488,275,053 of investment in affiliated holdings (Note 5) (identified cost $1,644,316,955)		$1,688,583,835
Income receivable		14,337,717
Income receivable from affiliated issuers		3,882,427
Receivable for investments sold		18,684
Receivable for shares sold		5,193,675
TOTAL ASSETS		1,712,016,338
Liabilities:
Payable for investments purchased	$4,636,868
Payable for shares redeemed	2,787,403
Payable for collateral due to broker for securities lending	25,866,000
Income distribution payable	563,534
Payable to adviser (Note 5)	958
Payable for Directors'/Trustees' fees	2,160
Payable for distribution services fee (Note 5)	168,531
Payable for shareholder services fee (Note 5)	268,353
Accrued expenses	417,832
TOTAL LIABILITIES		34,711,639
Net assets for 173,343,697 shares outstanding		$1,677,304,699
Net Assets Consist of:
Paid-in capital		$1,649,421,099
Net unrealized appreciation of investments		44,266,880
Accumulated net realized loss on investments, futures contracts and swap contracts		(16,652,373)
Undistributed net investment income		269,093
TOTAL NET ASSETS		$1,677,304,699
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($933,804,302 ÷ 96,681,405 shares outstanding), no par value, 500,000,000 shares authorized	$9.66
Offering price per share (100/95.50 of $9.66)	$10.12
Redemption proceeds per share	$9.66
Class B Shares:
Net asset value per share ($89,016,243 ÷ 9,169,548 shares outstanding), no par value, 500,000,000 shares authorized	$9.71
Offering price per share	$9.71
Redemption proceeds per share (94.50/100 of $9.71)	$9.18
Class C Shares:
Net asset value per share ($185,528,854 ÷ 19,107,419 shares outstanding), no par value, 500,000,000 shares authorized	$9.71
Offering price per share	$9.71
Redemption proceeds per share (99.00/100 of $9.71)	$9.61
Class F Shares:
Net asset value per share ($226,542,098 ÷ 23,295,035 shares outstanding), no par value, 500,000,000 shares authorized	$9.72
Offering price per share (100/99.00 of $9.72)	$9.82
Redemption proceeds per share (99.00/100 of $9.72)	$9.62
Institutional Shares:
Net asset value per share ($242,413,202 ÷ 25,090,290 shares outstanding), no par value, 500,000,000 shares authorized	$9.66
Offering price per share	$9.66
Redemption proceeds per share	$9.66
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2012
Investment Income:
Interest (including income on securities loaned of $13,047)		$50,985,955
Dividends (including $37,914,726 received from affiliated holdings (Note 5))		38,025,530
TOTAL INCOME		89,011,485
Expenses:
Investment adviser fee (Note 5)	$11,108,327
Administrative fee (Note 5)	1,155,595
Custodian fees	59,720
Transfer and dividend disbursing agent fees and expenses	1,603,206
Directors'/Trustees' fees	15,812
Auditing fees	26,400
Legal fees	9,515
Portfolio accounting fees	246,188
Distribution services fee (Note 5)	1,886,279
Shareholder services fee (Note 5)	2,958,780
Account administration fee (Note 2)	15,952
Share registration costs	187,130
Printing and postage	130,262
Insurance premiums	5,548
Taxes	111,568
Miscellaneous	15,671
TOTAL EXPENSES	19,535,953
Annual Shareholder Report

Statement of Operations–continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(2,881,243)
Waiver of administrative fee	(20,355)
Reimbursement of shareholder services fee	(295,402)
TOTAL WAIVERS AND REIMBURSEMENTS		$(3,197,000)
Net expenses			$16,338,953
Net investment income			72,672,532
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments (includes realized gain of $322,000 on sales of investments in affiliated holdings) (Note 5)			4,379,521
Net realized loss on futures contracts			(6,964,496)
Net realized loss on swap contracts			(4,954,829)
Net change in unrealized depreciation of investments			99,869,922
Net change in unrealized appreciation of futures contracts			(163,426)
Net realized and unrealized gain on investments, futures contracts and swap contracts			92,166,691
Change in net assets resulting from operations			$164,839,224
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$72,672,532	$67,178,733
Net realized gain (loss) on investments, futures contracts and swap contracts	(7,539,804)	5,653,373
Net change in unrealized appreciation/depreciation of investments and futures contracts	99,706,496	(32,971,095)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	164,839,224	39,861,011
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(41,216,000)	(37,507,233)
Class B Shares	(3,526,016)	(4,929,940)
Class C Shares	(6,971,839)	(7,084,687)
Class F Shares	(10,348,791)	(10,869,259)
Institutional Shares	(10,061,697)	(5,274,785)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(72,124,343)	(65,665,904)
Share Transactions:
Proceeds from sale of shares	637,709,714	471,532,351
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. - Strategic Yield Portfolio	—	13,026,914
Net asset value of shares issued to shareholders in payment of distributions declared	64,900,643	56,394,179
Cost of shares redeemed	(398,083,286)	(422,669,462)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	304,527,071	118,283,982
Change in net assets	397,241,952	92,479,089
Net Assets:
Beginning of period	1,280,062,747	1,187,583,658
End of period (including undistributed (distributions in excess of) net investment income of $269,093 and $(247,285), respectively)	$1,677,304,699	$1,280,062,747
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2012
1. ORGANIZATION
Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.
On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc. - Strategic Yield Portfolio (the “Acquired Fund”), open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on December 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2011, are as follows:
Net investment income (loss)*	$67,598,731
Net realized and unrealized loss on investments	$(27,022,232)
Net increase in net assets resulting from operations	$40,576,499
*	Net investment income includes $28,826 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of November 30, 2011.
For every one share of EquiTrust Series Fund, Inc. - Strategic Yield Portfolio Class A Shares exchanged, a shareholder received 1.038 shares of Federated Bond Fund Class A Shares.
For every one share of EquiTrust Series Fund, Inc.- Strategic Yield Portfolio Class B Shares exchanged, a shareholder received 1.037 shares of Federated Bond Fund Class A Shares.
For every one share of EquiTrust Series Fund, Inc. - Strategic Yield Portfolio Class I Shares exchanged, a shareholder received 1.037 shares of Federated Bond Fund Institutional Shares.
Annual Shareholder Report

On July 15, 2011, the Fund received assets from EquiTrust Series Fund, Inc. - Strategic Yield Portfolio as follows:
Shares of the Fund Issued	EquiTrust Series Fund, Inc. - Strategic Yield Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,396,219	$13,026,914	$804,423	$1,185,960,939	$1,198,987,853
1	Unrealized Appreciation is included in the EquiTrust Series Fund, Inc. - Strategic Yield Portfolio Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Annual Shareholder Report

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended November 30, 2012, account administration fees for the Fund were as follows:
Account Administration Fees Incurred
Class A Shares	$1,432
Class C Shares	2,937
Class F Shares	11,583
TOTAL	$15,952
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Annual Shareholder Report

When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain/(loss) on swap contracts in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
At November 30, 2012, the Fund had no outstanding swap contracts.
The average notional amount of credit default swaps held by the Fund throughout the period was $21,323,077. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are
Annual Shareholder Report

recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
At November 30, 2012, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $33,370,853. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of November 30, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$25,337,793	$25,866,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.
Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at November 30, 2012, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,347,688
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.998%, 1/28/2027	2/4/1998	$59,410	$8,293
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$4,582,375
Additional Disclosure Related to Derivative Instruments
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2012
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures
Interest rate contracts	$—	$(6,964,496)
Credit contracts	$(4,954,829)	$—
TOTAL	$(4,954,829)	$(6,964,496)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(163,426)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended November 30	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	39,426,528	$372,534,713	27,732,508	$256,084,335
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – Strategic Yield Portfolio	—	—	719,291	6,711,132
Shares issued to shareholders in payment of distributions declared	4,130,589	38,850,174	3,730,715	34,241,920
Shares redeemed	(25,217,246)	(238,184,624)	(25,903,634)	(238,669,636)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	18,339,871	$173,200,263	6,278,880	$58,367,751
Annual Shareholder Report

Year Ended November 30	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	2,863,327	$27,212,329	1,465,075	$13,561,380
Shares issued to shareholders in payment of distributions declared	332,050	3,135,812	454,396	4,190,306
Shares redeemed	(3,309,415)	(31,282,651)	(5,870,797)	(54,519,869)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(114,038)	$(934,510)	(3,951,326)	$(36,768,183)
Year Ended November 30	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,486,649	$52,063,189	4,451,567	$41,224,550
Shares issued to shareholders in payment of distributions declared	588,035	5,558,927	584,258	5,388,829
Shares redeemed	(3,276,998)	(31,074,801)	(5,255,709)	(48,607,091)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,979,686	$26,547,315	(219,884)	$(1,993,712)
Year Ended November 30	2012		2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	5,691,090	$54,129,200	5,099,740	$47,376,135
Shares issued to shareholders in payment of distributions declared	993,693	9,406,061	1,017,144	9,398,794
Shares redeemed	(4,542,619)	(43,091,712)	(5,471,171)	(50,861,645)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	2,142,164	$20,443,549	645,713	$5,913,284
Year Ended November 30	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,000,648	$131,770,283	12,258,371	$113,285,951
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – Strategic Yield Portfolio	—	—	676,928	6,315,782
Shares issued to shareholders in payment of distributions declared	842,292	7,949,669	345,924	3,174,330
Shares redeemed	(5,798,325)	(54,449,498)	(3,258,333)	(30,011,221)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,044,615	$85,270,454	10,022,890	$92,764,842
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	32,210,298	$304,527,071	12,776,273	$118,283,982
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities, reversal of swap payments and litigation payments.
Annual Shareholder Report

For the year ended November 30, 2012, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(65)	$(31,811)	$31,876
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2012 and 2011, was as follows:
	2012	2011
Ordinary income	$72,124,343	$65,665,904
As of November 30, 2012, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$277,446
Net unrealized appreciation	$40,182,270
Capital loss carryforwards	$(12,576,116)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted bond interest and discount accretion/premium amortization on debt securities.
At November 30, 2012, the cost of investments for federal tax purposes was $1,648,401,565. The net unrealized appreciation of investments for federal tax purposes was $40,182,270. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $113,817,589 and net unrealized depreciation from investments for those securities having an excess of cost over value of $73,635,319.
At November 30, 2012, the Fund had a capital loss carryforward of $12,576,116 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$4,172,430	$2,507,651	$6,680,081
2014	$1,796,342	NA	$1,796,342
2016	$14,339	NA	$14,339
2017	$4,085,354	NA	$4,085,354
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, the Adviser voluntarily waived $2,839,681 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, FAS waived $20,355 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2012, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$631,814
Class C Shares	1,254,465
TOTAL	$1,886,279
For the year ended November 30, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2012, FSC retained $429,035 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2012, FSC retained $170,485 and $5,704 in sales charges from the sale of Class A Shares and Class F Shares. FSC also retained $78,981 of CDSC relating to redemptions of Class B Shares, $24,219 relating to redemptions of Class C Shares and $23,318 relating to redemptions of Class F Shares.
Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended November 30, 2012, Service Fees for the Fund were as follows:
	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$1,824,294	$(257,632)
Class B Shares	210,605	—
Class C Shares	415,218	—
Class F Shares	508,663	(37,770)
TOTAL	$2,958,780	$(295,402)
For the year ended November 30, 2012, FSSC did not receive any fees paid by the Fund.
Expense Limitation
The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.98%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit” ), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2012, the Adviser reimbursed $41,562. Transactions involving the affiliated holdings during the year ended November 30, 2012, were as follows:
	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2011	80,071,050	57,799,250	137,870,300
Purchases/Additions	357,523,909	11,047,727	368,571,636
Sales/Reductions	405,819,530	303,490	406,123,020
Balance of Shares Held 11/30/2012	31,775,429	68,543,487	100,318,916
Value	$31,775,429	$456,499,624	$488,275,053
Dividend Income	$71,740	$37,842,986	$37,914,726
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to provide high current income. Federated Investors, Inc. receives no advisory or administrative fees from High Yield Bond Portfolio. Income distributions from High Yield Bond Portfolio are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from High Yield Bond Portfolio are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of High Yield Bond Portfolio in which the Fund invested 27.2% of its net assets at November 30, 2012. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2012, were as follows:
Purchases	$310,342,001
Sales	$90,644,524
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the year ended November 30, 2012, the program was not utilized.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated investment series funds, inc. AND SHAREHOLDERS OF federated bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Bond Fund (the “Fund”) (the sole portfolio constituting Federated Investment Series Funds, Inc.), including the portfolio of investments, as of November 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Bond Fund, a portfolio of Federated Investment Series Funds, Inc., at November 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 23, 2013
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,056.10	$5.04
Class B Shares	$1,000	$1,051.50	$9.18
Class C Shares	$1,000	$1,051.50	$9.18
Class F Shares	$1,000	$1,055.50	$5.24
Institutional Shares	$1,000	$1,057.00	$4.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.10	$4.95
Class B Shares	$1,000	$1,016.05	$9.02
Class C Shares	$1,000	$1,016.05	$9.02
Class F Shares	$1,000	$1,019.90	$5.15
Institutional Shares	$1,000	$1,021.05	$3.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.98%
Class B Shares	1.79%
Class C Shares	1.79%
Class F Shares	1.02%
Institutional Shares	0.79%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “ Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2012, the Corporation comprised one portfolio(s), and the Federated Fund Family consisted of 42 investment companies (comprising 137 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Director Began serving: May 1992	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Began serving: May 1992	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John F. Cunningham Birth Date: March 5, 1943 Director Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: President and Chief Operating Officer, Wang Laboratories; Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; Director, First National Bank of Boston; Director, EMC Corporation (computer storage systems); Director, Apollo Computer, Inc.; Director, Redgate Communications.
Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Director Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Our Campaign for the Church Alive, Inc.; Associate General Secretary of the Diocese of Pittsburgh.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Director Began serving: May 1992	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Director Began serving: January 1999	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: May 1992	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Officer since: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: May 1992	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Previous Positions: Served in Senior Management positions with a large regional banking organization.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's [Adviser or Sub-Adviser, 00003r] in 2009 and served as a Senior Vice President of the Fund's [Adviser or Sub-Adviser, 00003r] from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Officer since: November 1998 Portfolio Manager since: September 1993	Principal Occupations: Joseph M. Balestrino has been the Fund's Portfolio Manager since September 1993. He is Vice President of the Trust with respect to the Fund. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Fund's Sub-Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
Federated Bond Fund (the “ Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's
Annual Shareholder Report

subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509
29747 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item: Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 – $27,900

Fiscal year ended 2011 - $26,400

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $36

Fiscal year ended 2011 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,309 respectively. Fiscal year ended 2011 - Audit consent fee for N-14 merger document.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $4,214 respectively. Fiscal year ended 2011- Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, % and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 – $293,686

Fiscal year ended 2011 - $362,625

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013